Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi :

(in thousands of euro)	30 juin 2025	30 juin 2024

Proceeds from collaboration and licensing agreements	755	7,396
of which monalizumab agreement (AstraZeneca)	56	2,994
of which 2016 Sanofi agreement	—	4,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	198	199
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	—	203
of which other agreements	501	—
Invoicing of R&D costs (IPH5201 agreement)	916	897
Revenue from collaboration and licensing agreements	1,671	8,293

Disclosure of change in deferred revenue and collaboration liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2023	5,156	—	5,156
Revenue for the six months ended June 30, 2024	(2,994)	—	(2,994)
Transfer from / (to) collaboration liabilities	(172)	—	(172)
As of June 30, 2024	1,990	—	1,990

As of December 31, 2024	215	—	215
Revenue for the six months ended June 30, 2025	(56)	—	(56)
Transfer from / (to) collaboration liabilities	4	—	4
As of June 30, 2025	163	—	163
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Current	Non Current	Total
As of December 31, 2023	7,647	45,030	52,677
Additions	3,301	(3,129)	172
Deductions	(2,419)	—	(2,419)
Foreign exchange impact (1)	1,719	—	1,719
As of June 30, 2024	10,248	41,901	52,149

As of December 31, 2024	7,443	41,128	48,571
Additions	6,610	(6,610)	—
Deductions	(1,679)	—	(1,679)
Foreign exchange impact (1)	(5,592)	—	(5,592)
As of June 30, 2025	6,782	34,518	41,300
(1) Foreign exchange effects are recognized in financial income (see Note 15).
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2023	710	4,617	5,327
Additions	99	—	99
Deductions	(402)	(99)	(501)
As of June 30, 2024	407	4,518	4,925

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	400	2,825	3,225
Additions	198	(198)	—
Deductions	(198)	—	(198)
As of June 30, 2025	400	2,627	3,027

Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2024	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2025
Monalizumab	215	(56)	—	4	163
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	726	(198)	—	—	528
Total	3,441	(254)	—	4	3,192

(in thousands of euro)	As of December 31, 2023	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2024
Monalizumab	5,155	(2,994)	—	(172)	1,990
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	2,826	(402)	—	—	2,424
Total	10,481	(3,396)	—	(172)	6,915

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2025	June 30, 2024

Research tax credit	3,189	4,050
Grant	—	2
Government financing for research expenditures	3,189	4,052